SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - Stardust Power Inc And Subsidiary [Member]	Dec. 31, 2023 USD ($)
Net operating loss	$ 1,715
Land acquisition costs	52,584
Start-up expenses	524,208
Accruals and other	137
Total deferred tax assets	578,644
Valuation allowance	(578,644)
Net current deferred tax assets (liabilities)